UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22410

T. Rowe Price Real Assets Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

Real Assets Fund

Investor Class (PRAFX)

This semi-annual shareholder report contains important information about Real Assets Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Assets Fund - Investor Class	$46	0.90%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$10,196,143
Number of Portfolio Holdings	393
Table Summary

Portfolio Turnover Rate	25.2%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Table Summary
Precious: Gold & Silver	13.7%
Diversified Metals & Mining	6.6
Reits: Industrial	6.5
Reits: Healthcare	6.2
Reits: Apartment/Residential	6.1
Reits: Data Centers	4.5
Base Metals: Copper	4.1
Integrated Oil & Gas	4.0
Equity Funds	3.4
Other	44.9

Top Ten Holdings (as a % of Net Assets)

Table Summary
Welltower	4.0%
Equinix	3.3
Prologis	2.3
BHP Group	1.9
Simon Property Group	1.6
Agnico Eagle Mines	1.6
Freeport-McMoRan	1.6
Ventas	1.5
Franco-Nevada	1.4
Kobold Metals	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F176-053 8/26

Real Assets Fund

Investor Class (PRAFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Real Assets Fund

I Class (PRIKX)

This semi-annual shareholder report contains important information about Real Assets Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Assets Fund - I Class	$35	0.67%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$10,196,143
Number of Portfolio Holdings	393
Table Summary

Portfolio Turnover Rate	25.2%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Table Summary
Precious: Gold & Silver	13.7%
Diversified Metals & Mining	6.6
Reits: Industrial	6.5
Reits: Healthcare	6.2
Reits: Apartment/Residential	6.1
Reits: Data Centers	4.5
Base Metals: Copper	4.1
Integrated Oil & Gas	4.0
Equity Funds	3.4
Other	44.9

Top Ten Holdings (as a % of Net Assets)

Table Summary
Welltower	4.0%
Equinix	3.3
Prologis	2.3
BHP Group	1.9
Simon Property Group	1.6
Agnico Eagle Mines	1.6
Freeport-McMoRan	1.6
Ventas	1.5
Franco-Nevada	1.4
Kobold Metals	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F522-053 8/26

Real Assets Fund

I Class (PRIKX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Real Assets Fund

Z Class (TRZRX)

This semi-annual shareholder report contains important information about Real Assets Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Assets Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$10,196,143
Number of Portfolio Holdings	393
Table Summary

Portfolio Turnover Rate	25.2%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Table Summary
Precious: Gold & Silver	13.7%
Diversified Metals & Mining	6.6
Reits: Industrial	6.5
Reits: Healthcare	6.2
Reits: Apartment/Residential	6.1
Reits: Data Centers	4.5
Base Metals: Copper	4.1
Integrated Oil & Gas	4.0
Equity Funds	3.4
Other	44.9

Top Ten Holdings (as a % of Net Assets)

Table Summary
Welltower	4.0%
Equinix	3.3
Prologis	2.3
BHP Group	1.9
Simon Property Group	1.6
Agnico Eagle Mines	1.6
Freeport-McMoRan	1.6
Ventas	1.5
Franco-Nevada	1.4
Kobold Metals	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1266-053 8/26

Real Assets Fund

Z Class (TRZRX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRAFX Real Assets Fund
PRIKX Real Assets Fund–
.
I Class
TRZRX Real Assets Fund–
.
Z Class

T. ROWE PRICE Real Assets Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 17 .68 $ 14 .06 $ 14 .22 $ 13 .55 $ 15 .30 $ 12 .40
Investment
activities
Net investment
income
(1)(2)
0 .16 0 .29 0 .25 0 .32 0 .41 0 .29
Net realized and
unrealized gain/
loss 1 .31 3 .85 ( 0 .19 ) 0 .57 ( 1 .97 ) 2 .89
Total from
investment
activities 1 .47 4 .14 0 .06 0 .89 ( 1 .56 ) 3 .18
Distributions
Net investment
income — ( 0 .52 ) ( 0 .22 ) ( 0 .22 ) ( 0 .19 ) ( 0 .28 )
NET ASSET
VALUE
End of period $ 19 .15 $ 17 .68 $ 14 .06 $ 14 .22 $ 13 .55 $ 15 .30

T. ROWE PRICE Real Assets Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
8 .31% 29 .47% 0 .33% 6 .60% ( 10 .26 ) % 25 .72%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .90%
(4)
0 .93% 0 .90% 0 .95% 0 .92% 0 .84%
Net expenses
after waivers/
payments by
Price Associates 0 .90%
(4)
0 .93% 0 .90% 0 .95% 0 .92% 0 .84%
Net investment
income 1 .61%
(4)
1 .84% 1 .72% 2 .34% 2 .91% 2 .03%
Portfolio turnover
rate 25 .2% 48 .3% 41 .3% 65 .1% 47 .8% 55 .7%
Net assets, end of
period (in millions) $95 $94 $81 $142 $145 $323
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Real Assets Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 17 .41 $ 13 .86 $ 14 .03 $ 13 .39 $ 15 .23 $ 12 .34
Investment
activities
Net investment
income
(1)(2)
0 .18 0 .33 0 .29 0 .34 0 .38 0 .31
Net realized and
unrealized gain/
loss 1 .29 3 .80 ( 0 .19 ) 0 .57 ( 1 .91 ) 2 .89
Total from
investment
activities 1 .47 4 .13 0 .10 0 .91 ( 1 .53 ) 3 .20
Distributions
Net investment
income — ( 0 .58 ) ( 0 .27 ) ( 0 .27 ) ( 0 .31 ) ( 0 .31 )
NET ASSET
VALUE
End of period $ 18 .88 $ 17 .41 $ 13 .86 $ 14 .03 $ 13 .39 $ 15 .23

T. ROWE PRICE Real Assets Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
8 .44% 29 .80% 0 .60% 6 .87% ( 10 .11 ) % 26 .02%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .67%
(4)
0 .67% 0 .67% 0 .69% 0 .68% 0 .67%
Net expenses
after waivers/
payments by
Price Associates 0 .67%
(4)
0 .67% 0 .67% 0 .69% 0 .68% 0 .67%
Net investment
income 1 .85%
(4)
2 .12% 2 .00% 2 .54% 2 .76% 2 .19%
Portfolio turnover
rate 25 .2% 48 .3% 41 .3% 65 .1% 47 .8% 55 .7%
Net assets, end of
period (in millions) $1,268 $1,412 $1,251 $1,153 $822 $509
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Real Assets Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Z Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 17 .57 $ 13 .97 $ 14 .13 $ 13 .47 $ 15 .28 $ 12 .38
Investment
activities
Net investment
income
(1)(2)
0 .24 0 .44 0 .39 0 .44 0 .50 0 .41
Net realized and
unrealized gain/
loss 1 .31 3 .84 ( 0 .19 ) 0 .56 ( 1 .93 ) 2 .89
Total from
investment
activities 1 .55 4 .28 0 .20 1 .00 ( 1 .43 ) 3 .30
Distributions
Net investment
income — ( 0 .68 ) ( 0 .36 ) ( 0 .34 ) ( 0 .38 ) ( 0 .40 )
NET ASSET
VALUE
End of period $ 19 .12 $ 17 .57 $ 13 .97 $ 14 .13 $ 13 .47 $ 15 .28

T. ROWE PRICE Real Assets Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
8 .82% 30 .68% 1 .28% 7 .54% ( 9 .43 ) % 26 .76%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .65%
(4)
0 .65% 0 .65% 0 .66% 0 .65% 0 .65%
Net expenses
after waivers/
payments by
Price Associates 0 .00%
(4)
0 .00% 0 .00% 0 .00% 0 .00% 0 .00%
Net investment
income 2 .50%
(4)
2 .79% 2 .67% 3 .24% 3 .57% 2 .88%
Portfolio turnover
rate 25 .2% 48 .3% 41 .3% 65 .1% 47 .8% 55 .7%
Net assets, end of
period (in millions) $8,833 $9,229 $8,590 $8,355 $5,657 $4,113
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Real Assets Fund
June 30, 2026 Unaudited

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  91.4%
AGRICULTURE  1.4%
Other Agricultural & Food Products  0.2%
Corteva  229,525 19,438
19,438
Packaged Foods & Meats  0.1%
Muyuan Foods Group, Class H (HKD)  3,625,600 13,431
13,431
Paper & Forest Products  1.1%
International Paper  510,554 19,452
Louisiana-Pacific  311,075 24,469
Packaging Corp. of America  56,780 13,530
Stora Enso, Class R (EUR)  1,345,669 14,355
UPM-Kymmene (EUR)  606,294 16,071
West Fraser Timber (CAD) (1) 290,797 19,686
107,563
Total Agriculture 140,432
CHEMICALS  2.0%
Chemicals: Fertilizers & Agricultural  0.0%
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $1,985 (2)(3)(4) 107,511 —
—
Chemicals: Industrial Gases  1.3%
Air Liquide (EUR)  239,976 47,522
Linde  166,687 86,500
134,022
Chemicals: Specialty  0.7%
Albemarle  36,176 4,885
Sherwin-Williams  111,737 38,473
Solstice Advanced Materials  282,000 24,985
68,343
Total Chemicals 202,365
ENERGY  15.7%
Exploration & Production: Non-U.S. Oil & Gas  1.8%
Aker BP (NOK)  457,290 13,952
Baytex Energy (CAD) (1) 3,943,300 15,820
Canadian Natural Resources (CAD)  1,781,366 70,488
Headwater Exploration (CAD) (1) 2,140,353 17,853
Kelt Exploration (CAD) (1)(4) 2,757,845 17,015

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tamarack Valley Energy (CAD) (1) 2,518,079 21,963
Tourmaline Oil (CAD) (1) 672,836 28,133
185,224
Exploration & Production: U.S. Mixed  0.8%
Antero Resources (4) 191,800 6,740
EQT  674,729 35,875
Range Resources  644,803 23,980
Viper Energy, Class A  407,108 17,262
83,857
Exploration & Production: U.S. Oil  2.0%
ConocoPhillips  1,004,107 104,387
Diamondback Energy  156,399 27,492
Ovintiv  542,657 28,571
Permian Resources, Class A  1,319,347 24,289
Vista Energy, ADR (4) 272,902 17,411
202,150
Integrated Oil & Gas  4.0%
BP (GBP)  1,623,881 10,009
Chevron  577,313 95,695
Exxon Mobil  814,061 111,299
Shell (GBP)  2,705,908 105,138
Suncor Energy (CAD)  970,958 52,236
TotalEnergies (EUR)  417,621 32,293
406,670
Oil & Gas: Drilling  0.1%
Precision Drilling (CAD) (4) 168,266 12,923
12,923
Oil & Gas: Equipment & Services  3.0%
Baker Hughes  1,028,200 57,065
Energy Reservoir Holdings, Class A-1, Acquisition Date:
4/30/19, Cost $2,530 (2)(3)(4)(5) 2,530,088 1,164
Expro Group Holdings (4) 1,354,999 20,013
Flowco Holdings, Class A  474,600 10,128
HMH Holding, Class A (4) 186,766 3,500
Kodiak Gas Services  340,552 25,586
NOV  1,293,417 23,993
SLB  1,318,617 61,303
TechnipFMC  762,586 50,559
Tenaris, ADR  370,041 20,534
Weatherford International  362,546 29,547
303,392

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Oil & Gas: Refining & Marketing  1.5%
Keyera (CAD) (1) 627,900 25,222
Neste (EUR)  644,371 21,039
Phillips 66  57,913 9,790
Thai Oil (THB)  9,069,400 13,228
Valero Energy  306,592 79,849
149,128
Oil & Gas: Storage & Transportation  2.5%
Enbridge (1) 1,260,330 68,322
Kinder Morgan  541,051 17,297
South Bow (CAD) (1) 675,443 23,794
Targa Resources  214,443 57,501
Williams  1,114,685 82,866
249,780
Total Energy 1,593,124
FINANCIALS  0.1%
Other Diversified Financial Services  0.1%
Talon Capital (4) 663,485 6,960
Talon Capital Sponsor, Class A, Acquisition Date: 9/2/25,
Cost $594 (2)(3)(4) 237,610 594
Total Financials 7,554
INDUSTRIALS  4.0%
Aerospace & Defense  0.1%
Firefly Aerospace (4) 201,752 5,932
5,932
Construction: Const. & Engineering  0.2%
Comfort Systems USA  12,600 24,973
24,973
Construction: Farm Machinery  0.6%
Caterpillar  49,361 52,564
Sany Heavy Industry, Class H (HKD)  4,447,200 10,548
63,112
Construction: Materials  0.6%
Heidelberg Materials (EUR)  92,109 17,572
James Hardie Industries, CDI (AUD) (4) 799,024 21,126
Knife River (4) 243,087 20,334
59,032
Electrical Components & Equipment  1.0%
Bel Fuse, Class B  50,073 16,676
Fujikura (JPY)  906,000 35,916

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mitsubishi Electric (JPY)  461,400 16,922
nVent Electric  126,646 21,480
Yokogawa Electric (JPY)  280,600 9,861
100,855
Heavy Electrical Equipment  0.2%
Innio (4) 157,354 6,223
Madison Air Solutions, Class A (4) 241,578 9,422
15,645
Industrial Machinery  0.7%
Kurita Water Industries (JPY)  231,400 13,203
Mitsubishi Heavy Industries (JPY)  848,200 19,273
Mueller Industries  154,900 19,042
Stanley Black & Decker  203,100 19,116
70,634
Semiconductors: Equipment Manufacturers  0.6%
Array Technologies (1)(4) 2,000,800 14,826
Qnity Electronics  153,310 25,037
Shoals Technologies Group, Class A (1)(4) 2,614,000 25,879
65,742
Total Industrials 405,925
METALS & MINING  30.2%
Base Metals: Aluminum  0.5%
China Hongqiao Group (HKD)  6,498,000 16,757
Hindalco Industries (INR)  1,182,496 12,011
Norsk Hydro (NOK)  1,786,696 16,167
Yunnan Aluminium, A Shares (CNH)  4,408,500 14,487
59,422
Base Metals: Copper  4.1%
Antofagasta (GBP)  296,924 15,070
Boliden (SEK)  77,995 4,407
First Quantum Minerals (CAD) (4) 2,117,323 57,835
Freeport-McMoRan  2,519,966 158,481
Grupo Mexico, Series B (MXN)  4,605,036 52,040
Ivanhoe Mines, Class A (CAD) (1)(4) 1,002,633 7,854
Jiangxi Copper, Class H (HKD)  5,137,000 20,505
JX Advanced Metals (JPY)  1,367,500 37,742
NGEx Minerals (CAD) (4) 1,728,461 30,931
Southern Copper  200,916 35,012
419,877
Base Metals: Iron Ore  0.4%
Fortescue (AUD)  341,815 4,550

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Rio Tinto (AUD) (1) 215,101 25,881
Vale (BRL)  784,972 11,850
42,281
Base Metals: Other  0.4%
Almonty Industries (4) 926,800 15,348
MMG (HKD) (4) 22,508,000 20,188
35,536
Coal: Metallurgical  0.2%
Warrior Met Coal  192,746 15,643
15,643
Coal: Thermal  0.0%
Yancoal Australia (HKD) (1) 1,107,200 4,162
4,162
Diversified Metals & Mining  6.0%
Anglo American (GBP)  1,296,069 63,575
BHP Group (AUD)  4,698,631 195,806
Carpenter Technology  58,930 36,350
Glencore (GBP)  13,904,523 94,807
IGO (AUD) (1)(4) 1,176,455 6,055
Iluka Resources (AUD) (1) 900,123 4,432
Ivanhoe Electric (4) 1,888,887 18,152
LunR Royalties (CAD) (1)(4) 29,215 389
Lynas Rare Earths (AUD) (4) 1,144,785 14,365
MP Materials (1)(4) 232,988 13,050
PLS Group (AUD) (4) 1,942,351 6,807
Rio Tinto (GBP)  701,190 66,336
Saudi Arabian Mining (SAR) (4) 1,425,443 22,542
South32 (AUD)  6,297,814 17,101
Teck Resources, Class B  469,508 27,917
U.S. Antimony (1)(4) 1,924,300 13,970
USA Rare Earth (4) 532,479 11,491
613,145
Platinum Group Metals  0.0%
Southern Palladium (AUD) (1)(4) 864,827 642
642
Precious: Diamonds  0.0%
Alrosa (RUB) (2)(4) 19,084,530 —
—
Precious: Gold & Silver  13.7%
Agnico Eagle Mines (CAD)  905,928 140,758
Agnico Eagle Mines  159,808 24,791

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Alamos Gold, Class A (CAD)  1,335,615 40,495
Alamos Gold, Class A  357,087 10,834
Americas Gold & Silver (CAD) (1)(4) 5,957,514 28,186
Anglogold Ashanti (ZAR)  1,149,255 92,639
Aris Mining (CAD) (1)(4) 1,467,718 21,888
Artemis Gold (CAD) (1)(4) 1,666,607 36,675
Ausgold (AUD) (4) 14,576,214 8,033
Barrick Mining (CAD)  3,094,948 113,803
Benz Mining, CDI (AUD) (4) 919,494 1,677
Capricorn Metals (AUD)  3,233,136 28,601
Chifeng Jilong Gold Mining Group, A Shares (CNH)  403,900 1,588
Coeur Mining  950,003 15,504
Discovery Silver (CAD) (4) 3,395,073 20,300
DPM Metals (CAD) (1) 438,370 14,237
Dundee Corporation, Warrants, 12/16/26 (CAD) (4) 944,462 —
Emerald Resources (AUD) (4) 7,110,316 27,287
Equinox Gold (CAD) (1) 4,009,641 39,072
Evolution Mining (AUD)  1,210,821 10,012
First Mining Gold (CAD) (4) 20,457,719 8,943
Franco-Nevada (CAD)  693,719 144,750
G Mining Ventures (CAD) (1)(4) 839,321 24,577
Genesis Minerals (AUD) (1)(4) 1,424,553 5,234
Gold Fields (ZAR)  385,408 12,936
Gold Royalty (4) 379,158 1,046
Hemlo Mining (CAD) (4) 6,545,530 24,322
i-80 Gold (CAD) (1)(4) 11,541,500 16,764
Kinross Gold (CAD)  2,802,181 66,347
Lundin Gold (CAD)  50,954 2,749
Meridian Mining (CAD) (4) 6,184,688 6,977
Montage Gold (CAD) (1)(4) 340,606 3,874
Newmont  1,185,876 110,761
Northern Star Resources (AUD)  1,410,011 18,668
OceanaGold (CAD) (1) 498,691 12,500
Omai Gold Mines (CAD) (4) 7,826,775 12,196
OR Royalties (CAD) (1) 1,036,505 32,822
Polyus (RUB) (2)(4) 289,290 —
Polyus (2)(4) 341,320 —
Predictive Discovery (AUD) (4) 8,381,629 3,977
Royal Gold  19,065 3,806
Skeena Resources (CAD) (4) 1,542,652 41,116
Snowline Gold (CAD) (1)(4) 235,064 2,125
Turaco Gold (AUD) (1)(4) 4,175,327 1,318
Wanguo Gold Group (HKD) (1) 11,750,500 11,818

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wheaton Precious Metals (CAD)  854,016 96,069
Zijin Gold International (HKD)  393,500 4,497
Zijin Mining Group, Class H (HKD)  15,680,000 55,444
1,402,016
Precious: Other  0.2%
Sibanye Stillwater (ZAR)  2,120,715 4,506
Valterra Platinum (ZAR)  279,767 18,802
23,308
Steel: Chinese/Other  0.3%
BlueScope Steel (AUD)  688,169 15,221
Hoa Phat Group (VND)  16,217,100 14,399
Jindal Stainless (INR)  408,074 2,990
32,610
Steel: European  0.4%
ArcelorMittal (EUR)  754,598 45,497
45,497
Steel: Indian  0.3%
Jindal Steel (INR)  454,194 5,094
JSW Steel (INR)  650,063 8,431
Tata Steel (INR)  9,524,748 18,957
32,482
Steel: Japanese/Korean  0.3%
Nippon Steel (JPY)  4,471,900 14,816
POSCO Holdings (KRW)  69,706 14,401
29,217
Steel: United States  2.0%
Nucor  297,061 66,171
Reliance  189,891 70,943
Steel Dynamics  282,298 64,776
201,890
Uranium  1.4%
Cameco  498,873 50,815
Energy Fuels (4) 1,274,077 18,474
Uranium Energy (4) 5,524,392 58,890
Yellow Cake (GBP) (4) 1,486,561 10,396
138,575
Total Metals & Mining 3,096,303
OTHER  0.1%
Privates  0.1%
DPC Holdings (4) 62,528 3,068

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Impala Platinum Holdings (ZAR)  767,409 8,062
Sortera Technologies, Series C-2, Warrants, 6/27/28,
Acquisition Date: 9/22/25, Cost $— (2)(3)(4) 9,065 —
Verai Discoveries, Series A1, Acquisition Date: 10/17/22,
Cost $1,258 (2)(3)(4) 62,199 2,815
Total Other 13,945
REAL ESTATE  36.6%
Reits: Agriculture/Land  0.2%
Rayonier, REIT  1,034,406 22,012
22,012
Reits: Apartment/Residential  6.1%
American Homes 4 Rent, Class A, REIT  1,693,091 56,752
Apartment Investment & Management, Class A, REIT  578,315 1,718
AvalonBay Communities, REIT  487,398 91,967
Camden Property Trust, REIT  197,240 22,582
Canadian Apartment Properties REIT (CAD) (1) 608,282 14,960
Equity LifeStyle Properties, REIT  1,576,013 101,574
Equity Residential, REIT  1,279,941 86,946
Essex Property Trust, REIT  380,604 110,980
LEG Immobilien (EUR)  348,201 21,993
Lumo Kodit (EUR)  2,156,585 18,302
Open House Group (JPY)  193,700 10,115
Persimmon (GBP)  731,056 10,193
Sun Communities, REIT  576,403 69,116
617,198
Reits: Data Centers  4.5%
Digital Core REIT Management  5,481,900 2,771
Digital Realty Trust, REIT  507,634 91,161
Equinix, REIT  318,718 332,229
Keppel DC REIT (SGD)  7,420,100 12,870
NTT DC REIT  20,443,600 19,232
458,263
Reits: Diversified  1.6%
City Developments (SGD)  3,462,100 20,830
Kerry Properties (HKD)  5,492,000 12,683
Mirvac Group (AUD)  18,415,903 21,925
Mitsubishi Estate (JPY)  1,873,800 47,784
Mitsui Fudosan (JPY)  1,104,700 10,239
Sun Hung Kai Properties (HKD)  1,908,500 27,470
Tokyo Tatemono (JPY) (1) 1,258,400 25,675
166,606

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Reits: Healthcare  6.2%
Aedifica (EUR)  365,586 29,468
Alexandria Real Estate Equities, REIT  270,992 14,322
Healthcare Realty Trust, REIT  1,325,033 26,726
Ventas, REIT  1,721,992 152,913
Welltower, REIT  1,811,066 411,058
634,487
Reits: Industrial  6.5%
EastGroup Properties, REIT  495,112 100,275
Goodman Group (AUD)  2,903,182 62,640
Lineage, REIT (1) 105,070 4,544
Nippon Prologis REIT (JPY) (1) 19,163 10,235
Prologis, REIT  1,744,551 236,334
Rexford Industrial Realty, REIT  2,631,373 88,151
Segro (GBP)  4,790,972 55,578
Terreno Realty, REIT  1,149,974 74,484
Warehouses De Pauw (EUR)  1,370,229 34,563
666,804
Reits: Infrastructure  1.6%
American Tower, REIT  701,729 114,782
Crown Castle, REIT  615,135 46,584
SBA Communications, REIT  33,856 5,974
167,340
Reits: Lodging/Leisure  1.2%
Apple Hospitality REIT, REIT  1,189,096 19,989
Hilton Worldwide Holdings  35,336 11,677
InterContinental Hotels Group  98,421 16,917
Invincible Investment (JPY) (1) 27,024 9,969
Marriott International, Class A  70,057 25,962
Pebblebrook Hotel Trust, REIT  1,732,955 33,637
118,151
Reits: Office  1.3%
Douglas Emmett, REIT  2,120,552 25,022
Japan Prime Realty Investment (JPY) (1) 21,654 12,452
Japan Real Estate Investment (JPY)  15,632 11,146
Kilroy Realty, REIT  400,299 14,999
SL Green Realty, REIT (1) 80,864 4,186
Swire Properties (HKD)  8,587,400 22,556
Vornado Realty Trust, REIT  1,018,089 40,011
130,372

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Reits: Other  0.2%
CBRE Group, Class A (4) 59,354 7,995
Colliers International Group (1) 183,134 17,176
25,171
Reits: Regional Mall  2.1%
CapitaLand Integrated Commercial Trust (SGD)  9,575,971 17,572
Nexus Select Trust (INR)  5,661,681 9,769
Scentre Group (AUD)  7,872,681 20,985
Simon Property Group, REIT  748,340 167,366
215,692
Reits: Self Storage  2.4%
Big Yellow Group (GBP)  995,839 11,913
CubeSmart, REIT  1,770,084 70,396
Public Storage, REIT  328,335 104,512
Smartstop Self Storage REIT, REIT (1) 1,677,560 54,521
241,342
Reits: Shopping Center  2.0%
Acadia Realty Trust, REIT  3,136,378 65,582
Federal Realty Investment Trust, REIT  300,901 37,143
Regency Centers, REIT  1,254,934 100,068
202,793
Reits: Specialized  0.1%
EagleRock Land, Class A (4) 517,214 10,991
10,991
Reits: Triple Nets  0.6%
VICI Properties, REIT  2,127,461 56,484
56,484
Total Real Estate 3,733,706
TRANSPORTATION  0.1%
Railroads  0.1%
East Japan Railway (JPY)  520,700 10,882
Total Transportation 10,882
UTILITIES  1.2%
Independent Power Producers & Energy Traders  0.3%
Orsted (DKK) (4) 1,087,259 24,441
X-Energy (1)(4) 194,721 3,575
28,016

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Renewable Electricity  0.0%
Form Energy, Warrants, 5/1/31, Acquisition Date: 5/4/26,
Cost $— (2)(3)(4) 109,859 1,110
Form Energy, Series G, Warrants, 5/1/31, Acquisition Date:
5/4/26, Cost $— (2)(3)(4) 43,646 441
1,551
Utilities: Electric  0.7%
ERock, Class A (4) 459,227 6,659
Fervo Energy, Class A (4) 278,055 8,127
NextEra Energy  313,781 27,541
Southern  287,695 27,535
69,862
Utilities: Multi  0.2%
Alliant Energy  231,837 17,687
17,687
Total Utilities 117,116
Total Miscellaneous Common Stocks  0.0% (6) 4,933
Total Common Stocks (Cost $6,648,569) 9,326,285
CONVERTIBLE BONDS  0.0%
UTILITIES  0.0%
Renewable Electricity  0.0%
Element Power, 8.00%, 12/19/27, Acquisition Date: 2/11/26,
Cost $1,936 (2)(3) 1,936,000 1,936
Total Utilities 1,936
Total Convertible Bonds (Cost $1,936) 1,936
CONVERTIBLE PREFERRED STOCKS  2.0%
CHEMICALS  0.0%
Chemicals: Fertilizers & Agricultural  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $727 (2)(3)(4) 39,365 —
Total Chemicals —
INDUSTRIALS  0.0%
Electrical Components & Equipment  0.0%
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $668 (2)(3)(4) 699,536 993

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tonian Holdings, Series A, Voting Units, Acquisition Date:
1/15/21, Cost $940 (2)(3)(4) 983,766 1,397
Total Industrials 2,390
METALS & MINING  0.6%
Diversified Metals & Mining  0.6%
Cyclic Materials, Series C, Acquisition Date: 12/11/25 - 1/30/26,
Cost $7,257 (2)(3)(4)(7) 881,822 7,257
Kobold Metals, Series B-Prime, Acquisition Date: 3/21/23,
Cost $19,888 (2)(3)(4) 464,875 52,350
Total Metals & Mining 59,607
OTHER  1.3%
Privates  1.3%
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $3,736 (2)(3)(4) 64,540 2,098
Jetti Holdings, Series D, Acquisition Date: 9/20/22 - 10/19/22,
Cost $33,521 (2)(3)(4) 252,242 16,711
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $18,268 (2)(3)(4) 666,457 75,051
Kobold Metals, Series B-Prime-1, Acquisition Date: 3/21/23,
Cost $6,053 (2)(3)(4) 141,490 15,933
Lilac Solutions, Series B, Acquisition Date: 9/8/21,
Cost $9,143 (2)(3)(4) 696,470 7,357
Lilac Solutions, Series C-1, Acquisition Date: 11/21/22,
Cost $2,466 (2)(3)(4) 234,780 2,393
Sortera Technologies, Series C-1, Acquisition Date: 4/13/23 -
9/16/24, Cost $4,214 (2)(3)(4) 305,757 4,592
Verai Discoveries, Series A, Acquisition Date: 10/17/22,
Cost $2,464 (2)(3)(4) 121,855 5,516
Total Other 129,651
UTILITIES  0.1%
Renewable Electricity  0.1%
Form Energy, Series F, Acquisition Date: 10/4/24,
Cost $7,693 (2)(3)(4) 318,116 7,693
Form Energy, Series G, Acquisition Date: 5/4/26,
Cost $1,325 (2)(3)(4) 130,939 1,325
Total Utilities 9,018
Total Convertible Preferred Stocks (Cost $118,363) 200,666
EQUITY FUNDS  3.4%
Global X Copper Miners ETF  979,287 75,376
iShares Core U.S. REIT ETF  1,662,877 110,498
iShares U.S. Real Estate ETF (1) 258,650 26,447

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
State Street SPDR S&P Oil & Gas Exploration & Production
ETF (1) 164,281 25,342
T. Rowe Price Natural Resources ETF (1)(7) 2,038,587 63,361
Vanguard Real Estate ETF (1) 450,141 43,407
Total Equity Funds (Cost $310,940) 344,431
PREFERRED STOCKS  0.1%
ENERGY  0.0%
Oil & Gas: Equipment & Services  0.0%
Energy Reservoir Holdings, Class A-3, Acquisition Date:
11/30/22, Cost $142 (2)(3)(4)(5) 141,772 185
Total Energy 185
OTHER  0.1%
Privates  0.1%
Sortera Technologies, Series PF2-1, Acquisition Date: 9/22/25,
Cost $490 (2)(3)(4) 745 490
Sortera Technologies, Series PF2-10, Acquisition Date: 9/22/25
- 10/8/25, Cost $490 (2)(3)(4) 745 490
Sortera Technologies, Series PF2-11, Acquisition Date: 10/8/25,
Cost $490 (2)(3)(4) 745 490
Sortera Technologies, Series PF2-12, Acquisition Date: 10/8/25,
Cost $490 (2)(3)(4) 745 490
Sortera Technologies, Series PF2-13, Acquisition Date: 10/8/25,
Cost $490 (2)(3)(4) 745 490
Sortera Technologies, Series PF2-14, Acquisition Date: 10/8/25,
Cost $490 (2)(3)(4) 745 490
Sortera Technologies, Series PF2-15, Acquisition Date: 10/8/25,
Cost $490 (2)(3)(4) 745 490
Sortera Technologies, Series PF2-16, Acquisition Date: 10/8/25,
Cost $490 (2)(3)(4) 745 490
Sortera Technologies, Series PF2-17, Acquisition Date: 10/8/25,
Cost $490 (2)(3)(4) 745 490
Sortera Technologies, Series PF2-18, Acquisition Date: 10/8/25,
Cost $490 (2)(3)(4) 745 490
Sortera Technologies, Series PF2-19, Acquisition Date: 10/8/25,
Cost $492 (2)(3)(4) 747 492
Sortera Technologies, Series PF2-2, Acquisition Date: 9/22/25,
Cost $491 (2)(3)(4) 745 491
Sortera Technologies, Series PF2-3, Acquisition Date: 9/22/25,
Cost $490 (2)(3)(4) 745 490
Sortera Technologies, Series PF2-4, Acquisition Date: 9/22/25,
Cost $490 (2)(3)(4) 745 490

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sortera Technologies, Series PF2-5, Acquisition Date: 9/22/25,
Cost $490 (2)(3)(4) 745 490
Sortera Technologies, Series PF2-6, Acquisition Date: 9/22/25,
Cost $490 (2)(3)(4) 745 490
Sortera Technologies, Series PF2-7, Acquisition Date: 9/22/25,
Cost $490 (2)(3)(4) 745 490
Sortera Technologies, Series PF2-8, Acquisition Date: 9/22/25,
Cost $490 (2)(3)(4) 745 490
Sortera Technologies, Series PF2-9, Acquisition Date: 9/22/25,
Cost $491 (2)(3)(4) 745 491
Total Other 9,314
Total Preferred Stocks (Cost $9,456) 9,499
SHORT-TERM INVESTMENTS  2.6%
Money Market Funds  1.9%
T. Rowe Price Government Reserve Fund, 3.69% (7)(8) 196,156,036 196,156
196,156
U.S. Treasury Obligations  0.7%
U.S. Treasury Bills, 3.582%, 8/13/26 (9) 26,650,000 26,534
U.S. Treasury Bills, 3.615%, 8/4/26 (9) 21,710,000 21,636
U.S. Treasury Bills, 3.662%, 9/3/26 (9) 19,440,000 19,314
67,484
Total Short-Term Investments (Cost $263,644) 263,640
SECURITIES LENDING COLLATERAL  0.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund, 3.66% (7)(8) 12,415,706 12,416
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 12,416

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.7%
Money Market Funds 0.7%
T. Rowe Price Treasury Reserve Fund, 3.66% (7)(8) 72,128,380 72,128
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 72,128
Total Securities Lending Collateral (Cost $84,544) 84,544
Total Investments in Securities
100.3% of Net Assets
(Cost $7,437,452) $ 10,231,001
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) See Note 4 . All or a portion of this security is on loan at June 30, 2026.
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $218,225 and represents 2.1% of net assets.
(4) Non-income producing
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Affiliated Companies
(8) Seven-day yield
(9) At June 30, 2026, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc

T. ROWE PRICE Real Assets Fund

.
.
.
.
.
.
.
.
.
.
CNH Offshore China Renminbi
CPI Consumer Price Index
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RUB Russian Ruble
SAR Saudi Riyal
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
VND Vietnam Dong
ZAR South African Rand

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
SWAPS (0.3)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.2)%
Total Return Swaps (0.2)%
Bank of America, Receive Underlying
Reference: Global X Copper Miners ETF
Monthly, Pay Variable 4.224% (SOFR +
0.60%) Monthly, 1/18/28 54,625 (7,912) — (7,912)
Citibank, Receive Underlying Reference:
Dow Jones U.S. Real Estate Capped
Index Monthly, Pay Variable 4.149%
(SOFR + 0.52%) Monthly, 9/30/26 112,945 3,688 — 3,688
Goldman Sachs, Receive Underlying
Reference: MSCI AC World Metals &
Mining Monthly, Pay Variable 4.224%
(SOFR + 0.60%) Monthly, 7/15/26 183,587 (21,903) — (21,903)
JPMorgan Chase, Receive Underlying
Reference: NYSE FactSet U.S.
Infrastructure Index Monthly, Pay
Variable 3.934% (SOFR + 0.31%)
Monthly, 7/15/26 125,235 1,620 — 1,620
Morgan Stanley, Receive Underlying
Reference: Indxx U.S. Infrastructure
Development Index Monthly, Pay
Variable 4.114% (SOFR + 0.49%)
Monthly, 7/15/26 64,179 770 — 770
Morgan Stanley, Receive Underlying
Reference: Indxx U.S. Infrastructure
Development Index Monthly, Pay
Variable 4.154% (SOFR + 0.53%)
Monthly, 7/15/26 63,340 758 — 758
Morgan Stanley, Receive Underlying
Reference: VanEck Junior Gold Miners
ETF Monthly, Pay Variable 3.924%
(SOFR + 0.30%) Monthly, 1/18/28 6,941 (858) — (858)
Morgan Stanley, Receive Underlying
Reference: VanEck Vectors Gold Miners
ETF Monthly, Pay Variable 3.924%
(SOFR + 0.30%) Monthly, 1/18/28 15,974 (1,868) — (1,868)
Total Bilateral Total Return Swaps — (25,705)
Total Bilateral Swaps — (25,705)

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.1)%
Zero-Coupon Inflation Swaps (0.1)%
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.460% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/21/36 21,370 41 — 41
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.493% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/20/36 42,741 (31) — (31)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.495% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/20/36 211,389 (200) — (200)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.556% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/5/36 69,098 (484) — (484)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.558% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/11/36 88,051 (728) — (728)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.559% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/5/36 34,371 (249) — (249)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.559% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/11/36 35,220 (287) — (287)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.569% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/5/36 35,617 (288) — (288)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.573% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/5/36 53,426 (450) — (450)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.574% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/12/36 35,220 (343) — (343)

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.575% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/5/36 35,618 (307) — (307)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.575% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/12/36 88,050 (868) — (868)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.580% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/12/36 33,459 (344) — (344)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.583% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/5/36 13,178 (122) — (122)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.598% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/5/36 34,192 (361) — (361)
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.311% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/29/55 18,882 108 — 108
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.325% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/29/55 19,421 64 — 64
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.327% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/29/55 19,961 59 — 59
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.330% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/28/55 18,341 46 — 46
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.470% at Maturity, Receive
Variable (Change in CPI) at Maturity,
7/15/55 23,347 (482) — (482)
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.479% at Maturity, Receive
Variable (Change in CPI) at Maturity,
7/15/55 20,337 (451) — (451)

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.482% at Maturity, Receive
Variable (Change in CPI) at Maturity,
7/15/55 28,617 (653) — (653)
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.485% at Maturity, Receive
Variable (Change in CPI) at Maturity,
7/23/55 23,346 (543) — (543)
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.489% at Maturity, Receive
Variable (Change in CPI) at Maturity,
7/23/55 41,956 (1,005) — (1,005)
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.489% at Maturity, Receive
Variable (Change in CPI) at Maturity,
7/15/55 8,280 (200) — (200)
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.490% at Maturity, Receive
Variable (Change in CPI) at Maturity,
7/23/55 15,256 (369) — (369)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (8,447)
Total Centrally Cleared Swaps (8,447)
Net payments (receipts) of variation margin to date 9,319
Variation margin receivable (payable) on centrally cleared swaps $ 872

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 7/15/26 USD 144,303 NOK 1,374,907 $ 5,431
Barclays Bank 7/14/26 TRY 1,015,368 USD 21,346 170
BNP Paribas 7/15/26 USD 20,180 GBP 15,291 (102)
Deutsche Bank 7/15/26 USD 20,171 CHF 16,321 (62)
Deutsche Bank 7/15/26 USD 53,725 EUR 46,266 828
Deutsche Bank 7/15/26 USD 20,088 EUR 17,650 (91)
Goldman Sachs 7/15/26 TWD 6,950,000 USD 219,789 (1,752)
Goldman Sachs 7/15/26 USD 20,326 NOK 200,709 53
NatWest Bank 7/15/26 USD 219,365 EUR 189,630 2,558
RBC Dominion
Securities 7/15/26 USD 53,522 GBP 39,878 626
Toronto-Dominion Bank 7/15/26 USD 54,008 CAD 75,487 746
Toronto-Dominion Bank 7/15/26 USD 20,261 CAD 28,756 (29)
UBS Investment Bank 7/15/26 USD 53,789 CHF 42,574 1,009
UBS Investment Bank 8/4/26 USD 234,388 EUR 205,604 (879)
Wells Fargo 7/2/26 BRL 1,233,429 USD 238,270 545
Wells Fargo 7/2/26 BRL 1,233,429 USD 242,483 (3,668)
Wells Fargo 7/2/26 USD 475,165 BRL 2,466,858 (2,465)
Wells Fargo 7/15/26 NOK 930,080 USD 97,894 (3,952)
Wells Fargo 8/4/26 BRL 1,233,429 USD 235,080 1,851
Net unrealized gain (loss) on open forward
currency exchange contracts $ 817

T. ROWE PRICE Real Assets Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 310 FTSE 100 Index contracts 9/26 43,347 $ 159
Long, 127 KOSPI 200 Futures Index Contract 9/26 28,383 2,869
Short, 1,772 S&P/ASX 200 Index contracts 9/26 (269,169) 2,293
Long, 342 S&P/TSX 60 Index contracts 9/26 99,143 (50)
Net payments (receipts) of variation margin to date (3,390)
Variation margin receivable (payable) on open futures contracts $ 1,881

T. ROWE PRICE Real Assets Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Cyclic Materials, Series C  $ — $ — $ —
T. Rowe Price Natural Resources ETF  — (6,361) —
T. Rowe Price Government Reserve Fund,
3.69% — — 4,011
T. Rowe Price Treasury Reserve Fund, 3.66% — — —++
Totals $ —# $ (6,361) $ 4,011+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
6/30/26
Cyclic Materials, Series C  $ * $ 97 $ — $ 7,257
T. Rowe Price Natural
Resources ETF  — 69,722 — 63,361
T. Rowe Price Government
Reserve Fund, 3.69% 81,382  ¤  ¤ 196,156
T. Rowe Price Treasury
Reserve Fund, 3.66% 127,620  ¤  ¤ 84,544
Total $ 351,318^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $4,011 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $357,679.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Real Assets Fund
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $7,437,452) $ 10,231,001
Cash deposits on centrally cleared swaps 46,980
Dividends and interest receivable 19,038
Unrealized gain on forward currency exchange contracts 13,817
Receivable for investment securities sold 12,102
Cash deposits on futures contracts 10,328
Foreign currency (cost $9,982) 10,210
Unrealized gain on bilateral swaps 6,836
Due from affiliates 4,801
Cash 4,562
Variation margin receivable on futures contracts 1,881
Receivable for shares sold 1,717
Variation margin receivable on centrally cleared swaps 872
Other assets 3,703
Total assets 10,367,848
Liabilities
Obligation to return securities lending collateral 84,544
Unrealized loss on bilateral swaps 32,541
Payable for investment securities purchased 19,580
Payable for shares redeemed 15,185
Unrealized loss on forward currency exchange contracts 13,000
Investment management fees payable 5,450
Payable to directors 6
Other liabilities 1,399
Total liabilities 171,705
NET ASSETS $ 10,196,143

T. ROWE PRICE Real Assets Fund
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 3,897,605
Paid-in capital applicable to 534,035,735 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares
authorized 6,298,538
NET ASSETS $ 10,196,143
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $94,793; Shares outstanding: 4,949,792) $ 19.15
I Class
(Net assets: $1,268,366; Shares outstanding: 67,176,172) $ 18.88
Z Class
(Net assets: $8,832,984; Shares outstanding:
461,909,771) $ 19.12

T. ROWE PRICE Real Assets Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
6/30/26
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $4,656) $ 134,943
.
  Interest 1,088
Securities lending 877
Other 18
Total income 136,926
Expenses
Investment management 34,640
Shareholder servicing
Investor Class $ 126
I Class 164 290
Prospectus and shareholder reports
Investor Class 4
I Class 4
Z Class 2 10
Custody and accounting 585
Registration 37
Legal and audit 19
Directors 15
Miscellaneous 60
Waived / paid by Price Associates (30,750)
Total expenses 4,906
Net investment income 132,020

T. ROWE PRICE Real Assets Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $(656)) 968,057
Futures 3,548
Swaps 75,946
Options written 152
Forward currency exchange contracts 18,636
Foreign currency transactions (273)
Net realized gain 1,066,066
Change in net unrealized gain / loss
Securities (net of decrease in deferred foreign taxes of $(65)) (179,311)
Futures 5,633
Swaps (38,522)
Forward currency exchange contracts (5,781)
Other assets and liabilities denominated in foreign currencies (122)
Change in net unrealized gain / loss (218,103)
Net realized and unrealized gain / loss 847,963
INCREASE IN NET ASSETS FROM OPERATIONS $ 979,983

T. ROWE PRICE Real Assets Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 132,020 $ 290,918
Net realized gain 1,066,066 612,525
Change in net unrealized gain / loss (218,103) 2,001,817
Increase in net assets from operations 979,983 2,905,260
Distributions to shareholders
Net earnings
Investor Class – (2,684)
I Class – (47,684)
Z Class – (368,679)
Decrease in net assets from distributions – (419,047)
Capital share transactions
*
Shares sold
Investor Class 25,997 16,159
I Class 62,709 144,271
Z Class 348,687 572,874
Distributions reinvested
Investor Class – 2,626
I Class – 47,520
Z Class – 368,679
Shares redeemed
Investor Class (33,607) (25,074)
I Class (323,658) (340,558)
Z Class (1,598,946) (2,459,180)
Decrease in net assets from capital share
transactions (1,518,818) (1,672,683)

T. ROWE PRICE Real Assets Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Net Assets
Increase (decrease) during period (538,835) 813,530
Beginning of period 10,734,978 9,921,448
End of period $ 10,196,143 $ 10,734,978
*Share information (000s)
Shares sold
Investor Class 1,314 1,012
I Class 3,210 9,329
Z Class 17,709 36,942
Distributions reinvested
Investor Class – 149
I Class – 2,744
Z Class – 21,104
Shares redeemed
Investor Class (1,681) (1,593)
I Class (17,118) (21,217)
Z Class (81,025) (147,665)
Decrease in shares outstanding (77,591) (99,195)

T. ROWE PRICE Real Assets Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Real Assets Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Real Assets Fund,
Inc. (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term growth of capital. The fund has three classes of shares: the Real Assets Fund, Inc.
(Investor Class), the Real Assets Fund–I Class (I Class) and the Real Assets
Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes;
and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a

T. ROWE PRICE Real Assets Fund

return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Real Assets Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Real Assets Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent

T. ROWE PRICE Real Assets Fund

pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Real Assets Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 5,683,301 $ 3,636,860 $ 6,124 $ 9,326,285
Convertible Bonds — — 1,936 1,936
Convertible Preferred Stocks — — 200,666 200,666
Equity Funds 344,431 — — 344,431
Preferred Stocks — — 9,499 9,499
Short-Term Investments 196,156 67,484 — 263,640
Securities Lending Collateral 84,544 — — 84,544
Total Securities 6,308,432 3,704,344 218,225 10,231,001
Swaps* — 7,154 — 7,154
Forward Currency Exchange
Contracts — 13,817 — 13,817
Futures Contracts* 5,321 — — 5,321
Total $ 6,313,753 $ 3,725,315 $ 218,225 $ 10,257,293
Liabilities
Swaps* $ — $ 41,306 $ — $ 41,306
Forward Currency Exchange
Contracts — 13,000 — 13,000
Futures Contracts* 50 — — 50
Total $ 50 $ 54,306 $ — $ 54,356
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Real Assets Fund

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended
June 30, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2026, totaled $(16,576,000) for the six months ended June 30, 2026.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
($000s)
Beginning
Balance
12/31/25
Gain
(Loss)
During
Period
Total
Purchases
Ending
Balance
6/30/26
Investment in Securities
Common Stocks $ 4,573 $ 1,55 1 $ — $ 6,12 4
Convertible Bonds — — 1,936 1,936
Convertible Preferred Stocks 217,383 (18,138) 1,421 200,666
Preferred Stocks 9,488 11 — 9,499
Total $ 231,444 $ (16,57 6 ) $ 3,357 $ 218,22 5

T. ROWE PRICE Real Assets Fund

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2026, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Inflation derivatives Centrally Cleared Swaps $ 318
Foreign exchange derivatives Forwards 13,817
Equity derivatives Bilateral Swaps, Futures 12,157
*
Total $ 26,292
*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 8,765
Foreign exchange derivatives Forwards 13,000
Equity derivatives Bilateral Swaps, Futures 32,591
Total $ 54,356
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Real Assets Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Foreign
exchange
derivatives $ (7,363) $ 152 $ — $ 18,636 $ — $ 11,425
Equity
derivatives — — 3,548 — 75,946 79,494
Total $ (7,363) $ 152 $ 3,548 $ 18,636 $ 75,946 $ 90,919
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (8,539) $ (8,539)
Foreign
exchange
derivatives — — — (5,781) — (5,781)
Equity
derivatives — — 5,633 — (29,983) (24,350)
Total $ — $ — $ 5,633 $ (5,781) $ (38,522) $ (38,670)
^ Options purchased are reported as securities.

T. ROWE PRICE Real Assets Fund

in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs), with a Credit
Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the

T. ROWE PRICE Real Assets Fund

fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of June 30, 2026, securities valued at $34,447,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of June 30, 2026, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $5,260,000 cash and securities valued at
$6,466,000. As of June 30, 2026, cash of $57,308,000 and securities valued at $31,381,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six

T. ROWE PRICE Real Assets Fund

months ended June 30, 2026, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 7% and 13% of net assets.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality;
as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended
June 30, 2026, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 0% and 5% of net assets.
Options   The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty
(OTC options) or through a central clearinghouse (exchange-traded options).
Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums

T. ROWE PRICE Real Assets Fund

on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and currency values; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended June 30,
2026, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 29% of net assets.
Swaps  The fund is subject to inflation risk and equity price risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool;
or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the

T. ROWE PRICE Real Assets Fund

value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended June 30, 2026, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 5% and
17% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.

T. ROWE PRICE Real Assets Fund

Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made

T. ROWE PRICE Real Assets Fund

with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2026, the value of loaned securities was $298,520,000; the aggregate value of collateral was $323,177,000 and consisted of cash collateral and related investments of
$84,544,000 and U.S. government securities of $238,633,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $2,673,296,000 and
$4,196,408,000, respectively, for the six months ended June 30, 2026.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2026, the cost of investments (including derivatives, if any)
for federal income tax purposes was $7,493,384,000. Net unrealized gain aggregated $2,708,456,000 at period-end, of which $3,124,794,000 related to appreciated investments and $416,338,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that

T. ROWE PRICE Real Assets Fund

the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2026, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s
Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Real Assets Fund

The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended June 30, 2026 as indicated in the table below. At June 30, 2026, there were no amounts subject to repayment by the fund and remain subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.99% 0.05% 0.00%
Expense limitation date 02/28/29 02/28/29 N/A
(Waived)/repaid during the period ($000s) $— $— $(30,664)

T. ROWE PRICE Real Assets Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended June 30,
2026, expenses incurred pursuant to these service agreements were $65,000 for Price Associates; $120,000 for T. Rowe Price Services, Inc.; and $2,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2026, the fund was charged $130,000 for shareholder servicing costs related to the college savings plans, of which $2,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
June 30, 2026, approximately 44% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management

T. ROWE PRICE Real Assets Fund

or control over the fund. At June 30, 2026, approximately 43% of the I Class's and 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Treasury Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds)
as a means of gaining efficient and cost-effective exposure to certain markets.
The fund does not invest for the purpose of exercising management or control;
however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-
end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), the fund invests in the Z Class of each underlying Price Fund, for which
Price Associates is contractually obligated to waive and/or bear all of the
Z Class’s expenses, other than interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses.
Total management fee waived was allocated ratably in the amounts of $1,000,
$10,000 and $75,000 for the Investor Class, I Class and Z Class, respectively, for the six months ended June 30, 2026.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Natural Resources ETF 0.44% $ 86
Total Management Fee Waived $ 86

T. ROWE PRICE Real Assets Fund

Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot

T. ROWE PRICE Real Assets Fund

be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Real Assets Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with T. Rowe Price International Ltd, T. Rowe Price Hong Kong
Limited, and T. Rowe Price Australia Limited (Subadvisers) on behalf of the fund. In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory
Contracts. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and
Subadvisers and the approval of the Advisory Contract and Subadvisory Contracts.
The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe
Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadvisers’
senior management teams and investment personnel involved in the management

T. ROWE PRICE Real Assets Fund

of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contracts.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadvisers) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Real Assets Fund

Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-
dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. Under each Subadvisory Contract, the Adviser may pay the Subadviser
up to 60% of the advisory fees that the Adviser receives from the fund. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Real Assets Fund

The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its management fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the management fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses.
The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the second quintile (Expense Group)
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Real Assets Fund

and third quintile (Expense Universe), and the fund’s total expenses ranked in the second quintile (Expense Group) and third quintile (Expense Universe).
The information provided to the Board for the fund’s I Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the second quintile (Expense Group) and third quintile (Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Real Assets Fund

Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contracts (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F176-051 8/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Real Assets Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026